LONG-TERM INVESTMENTS	3 Months Ended
Mar. 31, 2023
Long Term Investments
7.	LONG-TERM INVESTMENTS

The Company classifies its long-term investments as designated at fair value through profit and loss under IFRS 9. Long-term investments are summarized as follows:

For the three months ended March 31, 2023:

	Fair Value January 1,		Movements in foreign	Fair value adjustments	Fair Value March 31,
	2023	Net Additions	exchange	for the period	2023
Talisker Resources Common Shares	$1,640	$-	$2	$(293)	$1,349
Silver Wolf Exploration Ltd. Common Shares	51	41	(3)	(10)	79
Endurance Gold Corp	55	-	(1)	(16)	38
	$1,746	$41	$(2)	$(319)	$1,466

Silver Wolf Exploration Ltd

During the three months ended March 31, 2023, the Company received 500,000 common shares as part of the terms in the Option Agreement with Silver Wolf Exploration Ltd.. Upon acquisition, the fair value of these common shares and share purchase warrants were recorded as “Option Income” as a credit to exploration and evaluation assets (see Note 8). Any subsequent revaluation under IFRS 9 at fair value through profit and loss will be recorded as a gain or loss on long-term investments.

For the year ended December 31, 2022:

	Fair Value January 1,		Movements in foreign	Fair value adjustments	Fair Value December 31,
	2022	Net Additions	Exchange	for the period	2022
Talisker Resources Common Shares	$3,880	$-	$(134)	$(2,106)	$1,640
Silver Wolf Exploration Ltd. Common Shares	59	30	(35)	(3)	51
Endurance Gold Corp	-	53	(4)	6	55
	$3,939	$83	$(173)	$(2,103)	$1,746

During the year ended December 31, 2022, the Company received 250,000 common shares as part of the terms in the Option Agreement with Silver Wolf Exploration Ltd. Upon acquisition, the fair value of these common shares and share purchase warrants were recorded as “Option Income” as a credit to exploration and evaluation assets (see Note 8). Any subsequent revaluation under IFRS 9 at fair value through profit and loss will be recorded as a gain or loss on long-term investments.

Endurance Gold Corp.

During the year ended December 31, 2022, the Company received 200,000 common shares as part of the terms of the Option Agreement with Endurance Gold Corp. Upon acquisition, the fair value of these common shares were recorded as “Other Income” on the statement of profit and loss. Any subsequent revaluation under IFRS 9 at fair value through profit and loss will be recorded as a gain or loss on long-term investments. See Note 8 for full details of the Option Agreement.